PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2018
Cost:
Computers, manufacturing, peripheral equipment	$100,027	$111,012
Office furniture and equipment	2,954	2,201
Leasehold improvements	1,148	1,410

	104,129	114,623
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	70,956	78,317
Office furniture and equipment	2,502	1,856
Leasehold improvements	801	837

	74,259	81,010

Depreciated cost	$29,870	$33,613

Depreciation expenses for the years ended December 31, 2016, 2017 and 2018 were $ 8,389, $ 7,661 and $7,758 respectively.

 Changes of property and equipment not resulted in cash outflows as of December 31, 2017 and 2018 amounted of $ 1,508 and $2,581.